Consolidated Statements of Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue (Note 11)	$ 626,169,000	$ 816,159,000	$ 394,224,000
Cost of sales (Notes 7 & 25)	190,632,000	221,202,000	94,294,000
Gross profit	435,537,000	594,957,000	299,930,000
Operating expenses
General and administrative	50,690,000	56,455,000	29,697,000
Selling and marketing	38,266,000	51,133,000	23,486,000
Research and development	31,482,000	40,637,000	14,992,000
Acquisition related, restructuring and other	46,778,000	35,968,000	57,207,000
Share-based compensation (Note 17)	8,711,000	30,753,000	16,198,000
Initial exchange listing expenses	0	0	1,051,000
Amortization of intangible assets (Note 8)	226,425,000	182,819,000	75,810,000
Impairments (Notes 8 & 9)	1,194,765,000	1,132,243,000	0
Depreciation expense	1,962,000	1,939,000	477,000
Fair value (gain) loss	1,406,000	(8,929,000)	561,000
Litigation settlements (Note 19)	0	14,246,000	0
Total operating expenses	1,600,485,000	1,537,264,000	219,479,000
Operating income (loss) from continuing operations	(1,164,948,000)	(942,307,000)	80,451,000
Other income and expense
Interest and accretion expense (Notes 14)	506,794,000	300,690,000	129,195,000
Interest income (Note 13)	(61,302,000)	(21,671,000)	(311,000)
Fair value (gain) loss on derivative financial instruments (Note 13)	109,580,000	2,620,000	0
Gain on debt settlement (Note 14)	(21,188,000)	0	0
Foreign exchange (gain) loss	1,551,000	(3,626,000)	4,056,000
Unrealized foreign exchange (gain) loss (Note 13)	(72,891,000)	128,574,000	0
Loss from continuing operations before tax	(1,627,492,000)	(1,348,894,000)	(52,489,000)
Income taxes
Current income tax expense	18,491,000	36,846,000	8,858,000
Deferred	(55,248,000)	(71,647,000)	(31,922,000)
Net loss from continuing operations	(1,590,735,000)	(1,314,093,000)	(29,425,000)
Net loss from discontinued operations (Note 26)	0	(1,601,000)	(2,143,000)
Net loss for the year	$ (1,590,735,000)	$ (1,315,694,000)	$ (31,568,000)
Loss per share, from continuing operations
Basic loss per share from continuing operations (usd per share)	$ (31.10)	$ (25.76)	$ (0.81)
Diluted loss per share from continuing operations (usd per share)	(31.10)	(25.76)	(0.81)
Loss per share, including discontinuing operations
Basic loss per share (usd per share)	(31.10)	(25.79)	(0.87)
Diluted loss per share (usd per share)	$ (31.10)	$ (25.79)	$ (0.87)